Note 22 - Prepayments - Schedule of Prepayments (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023		Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	[1]	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	[1]	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	[1]	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	[1]	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019
Statement Line Items [Line Items]
Other prepayments	$ 308				$ 265
Current prepayments and other current assets	6,748	$ 6,717	$ 5,287	$ 3,947	2,538	[1]	$ 5,093	$ 3,940	$ 3,356	$ 3,693		$ 3,885	$ 3,518	$ 4,393	$ 6,930		$ 7,110	$ 4,827	$ 3,988	$ 1,974		$ 4,254	$ 2,915	$ 2,950	$ 2,350		$ 1,773	$ 1,550	$ 1,077
South African operations [member]
Statement Line Items [Line Items]
Suppliers	462				527
Zimbabwean operations [member] | Blanket Mine [member] | Currency, USD [member]
Statement Line Items [Line Items]
Suppliers	1,689				808
Zimbabwean operations [member] | Blanket Mine [member] | Currency, Zimbabwe Gold (ZiG) [member]
Statement Line Items [Line Items]
Suppliers	4,289				0
Zimbabwean operations [member] | Blanket Mine [member] | Currency, Zimbabwe RTGS [member]
Statement Line Items [Line Items]
Suppliers	$ 0				$ 938

[1]	Refer to note 41.